Fair Value Measurements and Fair Value of Financial Instruments (Carrying Amount and Estimated Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	$ 87,528	$ 90,117
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,742	9,966
Securities available-for-sale	87,528	90,117
Securities held-to-maturity	146,389	124,177
Federal Home Loan Bank stock	1,744	1,916
Net loans	326,751	301,046
Accrued interest receivable	2,688	2,716
Deposits	511,937	469,897
Federal Home Loan Bank borrowings	21,000	26,300
Accrued interest payable	83	98
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,742	9,966
Securities available-for-sale	87,528	90,117
Securities held-to-maturity	150,162	126,205
Federal Home Loan Bank stock	1,744	1,916
Net loans	341,263	309,567
Accrued interest receivable	2,688	2,716
Deposits	512,154	470,444
Federal Home Loan Bank borrowings	21,264	26,941
Accrued interest payable	83	98
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	7,742
Securities available-for-sale	5,462	7,342
Federal Home Loan Bank stock	1,744
Accrued interest receivable	2,688
Deposits	439,892
Accrued interest payable	83
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale	82,066	82,775
Securities held-to-maturity	150,162
Deposits	72,262
Federal Home Loan Bank borrowings	21,264
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net loans	$ 341,263